Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

January 4, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos: 033-48940
811-06722

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant effective December 31, 2010, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 79 on December 30, 2010.

Sincerely,

/s/ Mary Curran

Mary Curran

Secretary